Basis of Presentation and Measurement	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Notes
Basis of Presentation and Measurement

BASIS OF PRESENTATION AND MEASUREMENT

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States (“US GAAP”) for interim financial information and the Securities Exchange Commission (“SEC”) instructions to Form 10-Q and Article 8 of SEC Regulation S-X.  Accordingly, they do not include all of the information and footnotes required by generally accepted accounting principles for complete financial statements and should be read in conjunction with Biotricity’s audited financial statements for the four months ended December 31, 2015 and year ended August 31, 2015 and notes thereto included in the Form 10-KT filed with the SEC on April 13, 2016 and iMedical’s audited financial statements for the years ended December 31, 2015 and 2014 and notes thereto included in the Form 8-K/A filed with the SEC on April 13, 2016. In the opinion of management, all adjustments (consisting of normal recurring accruals) considered necessary for a fair presentation of financial position and results of operations for the interim periods presented have been reflected herein.  Operating results for the nine months ended September 30, 2016, are not necessarily indicative of the results that may be expected for the year ending December 31, 2016.  The Company’s fiscal year-end is December 31.

BASIS OF PRESENTATION AND MEASUREMENT

The consolidated financial statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”) and are expressed in United States dollars (“USD”).

The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiary. Significant intercompany accounts and transactions have been eliminated.